Financial liabilities (Details 2) € in Millions, ¥ in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 EUR (€)
Disclosure Of Information on net borrowings [Line Items]
Discount on bond issue and accrued expenses | $		$ 179
Borrowings	€ 25,865				€ 24,707
Borrowings, maturity	18 months
Euro Medium Term Notes [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 16,725
Borrowings	16,904
Other Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings	2,800
Ordinary Bonds Issued [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | $		2,793,000,000
Discount on bond issue and accrued expenses | $		7,000,000
Borrowings		$ 2,800,000,000			17,965
Ordinary Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	19,518
Discount on bond issue and accrued expenses	186
Borrowings	19,704				€ 17,965
ENI SPA [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount
Discount on bond issue and accrued expenses
Borrowings
Borrowings, original currency	EUR
Borrowings, maturity
Borrowings, interest rate
ENI SPA [Member] | Euro Medium Term Notes One [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 1,500
Discount on bond issue and accrued expenses
Borrowings	€ 1,517
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes One [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	4.125%	4.125%	4.125%	4.125%
ENI SPA [Member] | Euro Medium Term Notes Two [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 1,200
Discount on bond issue and accrued expenses
Borrowings	€ 1,216
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Two [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2025
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%
ENI SPA [Member] | Euro Medium Term Notes Three [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses
Borrowings	€ 1,038
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Three [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate	4.25%	4.25%	4.25%	4.25%
ENI SPA [Member] | Euro Medium Term Notes Five [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses
Borrowings	€ 1,027
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Five [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2029
Borrowings, interest rate	3.625%	3.625%	3.625%	3.625%
ENI SPA [Member] | Euro Medium Term Notes Six [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses
Borrowings	€ 1,019
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Six [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate	4.00%	4.00%	4.00%	4.00%
ENI SPA [Member] | Euro Medium Term Notes Seven [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses
Borrowings	€ 1,009
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Seven [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2023
Borrowings, interest rate	3.25%	3.25%	3.25%	3.25%
ENI SPA [Member] | Euro Medium Term Notes Eight [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses
Borrowings	€ 1,008
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Eight [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2026
Borrowings, interest rate	1.50%	1.50%	1.50%	1.50%
ENI SPA [Member] | Euro Medium Term Notes Nine [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 900
Discount on bond issue and accrued expenses
Borrowings	€ 895
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Nine [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2024
Borrowings, interest rate	0.625%	0.625%	0.625%	0.625%
ENI SPA [Member] | Euro Medium Term Notes Ten [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 800
Discount on bond issue and accrued expenses
Borrowings	€ 802
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Ten [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	2.625%	2.625%	2.625%	2.625%
ENI SPA [Member] | Euro Medium Term Notes Eleven [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 800
Discount on bond issue and accrued expenses
Borrowings	€ 799
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Eleven [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2028
Borrowings, interest rate	1.625%	1.625%	1.625%	1.625%
ENI SPA [Member] | Euro Medium Term Notes Twevle [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 750
Discount on bond issue and accrued expenses
Borrowings	€ 764
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Twevle [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%
ENI SPA [Member] | Euro Medium Term Notes Thirteen [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 750
Discount on bond issue and accrued expenses
Borrowings	€ 758
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Thirteen [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2024
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%
ENI SPA [Member] | Euro Medium Term Notes Fourteen [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 750
Discount on bond issue and accrued expenses
Borrowings	€ 755
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Fourteen [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2027
Borrowings, interest rate	1.50%	1.50%	1.50%	1.50%
ENI SPA [Member] | Euro Medium Term Notes Fifteen [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 700
Discount on bond issue and accrued expenses
Borrowings	€ 701
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Fifteen [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2022
Borrowings, interest rate	0.75%	0.75%	0.75%	0.75%
ENI SPA [Member] | Euro Medium Term Notes Sixteen [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 650
Discount on bond issue and accrued expenses
Borrowings	€ 652
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Sixteen [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2025
Borrowings, interest rate	1.00%	1.00%	1.00%	1.00%
ENI SPA [Member] | Euro Medium Term Notes Seventeen [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 600
Discount on bond issue and accrued expenses
Borrowings	€ 595
Borrowings, original currency	EUR
ENI SPA [Member] | Euro Medium Term Notes Seventeen [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2028
Borrowings, interest rate	1.125%	1.125%	1.125%	1.125%
ENI SPA [Member] | Other Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | $		$ 873,000,000
Discount on bond issue and accrued expenses | $		2,000,000
Borrowings | $		$ 875,000,000
Borrowings, original currency	USD
ENI SPA [Member] | Other Bonds [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2023
Borrowings, interest rate	4.00%	4.00%	4.00%	4.00%
ENI SPA [Member] | Other bonds One [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | $		$ 873,000,000
Discount on bond issue and accrued expenses | $		1,000,000
Borrowings | $		$ 874,000,000
Borrowings, original currency	USD
ENI SPA [Member] | Other bonds One [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2028
Borrowings, interest rate	4.75%	4.75%	4.75%	4.75%
ENI SPA [Member] | Other bonds Two [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | $		$ 393,000,000
Discount on bond issue and accrued expenses | $		4,000,000
Borrowings | $		$ 397,000,000
Borrowings, original currency	USD
ENI SPA [Member] | Other bonds Two [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate	4.15%	4.15%	4.15%	4.15%
ENI SPA [Member] | Other bonds Three [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | $		$ 305,000,000
Discount on bond issue and accrued expenses | $		1,000,000
Borrowings | $		$ 306,000,000
Borrowings, original currency	USD
ENI SPA [Member] | Other bonds Three [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2040
Borrowings, interest rate	5.70%	5.70%	5.70%	5.70%
ENI SPA [Member] | Ordinary Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Discount on bond issue and accrued expenses	€ 2
Eni Finance International SA [Member] | Euro Medium Term Notes Eighteen [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | £			£ 335
Discount on bond issue and accrued expenses | £			15
Borrowings | £			£ 350
Borrowings, original currency	GBP
Eni Finance International SA [Member] | Euro Medium Term Notes Eighteen [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	5.00%	5.00%	5.00%	5.00%
Eni Finance International SA [Member] | Euro Medium Term Notes Eighteen [Member] | Bottom of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	4.75%	4.75%	4.75%	4.75%
Eni Finance International SA [Member] | Euro Medium Term Notes Nineteen [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount	€ 295
Discount on bond issue and accrued expenses	4
Borrowings	€ 299
Borrowings, original currency	EUR
Eni Finance International SA [Member] | Euro Medium Term Notes Nineteen [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2043
Borrowings, interest rate	5.441%	5.441%	5.441%	5.441%
Eni Finance International SA [Member] | Euro Medium Term Notes Nineteen [Member] | Bottom of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2028
Borrowings, interest rate	3.875%	3.875%	3.875%	3.875%
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | ¥				¥ 167
Borrowings | ¥				¥ 167
Borrowings, original currency	YEN
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2037
Borrowings, interest rate	2.81%	2.81%	2.81%	2.81%
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty [Member] | Bottom of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	1.955%	1.955%	1.955%	1.955%
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty One [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | $		$ 1,528,000,000
Discount on bond issue and accrued expenses | $		5,000,000
Borrowings | $		1,533,000,000
Borrowings, original currency	USD
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty One [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2027
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty One [Member] | Bottom of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2026
Eni USA Inc [Member] | Other Bonds Four [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount | $		349,000,000
Discount on bond issue and accrued expenses | $		(1,000,000)
Borrowings | $		$ 348,000,000
Borrowings, original currency	USD
Eni USA Inc [Member] | Other Bonds Four [Member] | Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings, maturity	2027
Borrowings, interest rate	7.30%	7.30%	7.30%	7.30%